Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term debt
Schedule Of Long-term Debt
				US dollar-denominated amount

In millions			Maturity			December 31,	2015	2014
Notes and debentures (1)
Canadian National series:
	-	2-year floating rate notes	Nov. 6, 2015	US$	350		$-	$406
	5.80%	10-year notes (2)	June 1, 2016		250		346	290
	1.45%	5-year notes (2)	Dec. 15, 2016		300		415	348
	-	3-year floating rate notes (3)	Nov. 14, 2017		250		346	290
	5.85%	10-year notes (2)	Nov. 15, 2017		250		346	290
	5.55%	10-year notes (2)	May 15, 2018		325		450	377
	6.80%	20-year notes (2)	July 15, 2018		200		277	232
	5.55%	10-year notes (2)	Mar. 1, 2019		550		761	638
	2.75%	7-year notes (2)	Feb. 18, 2021		-		250	250
	2.85%	10-year notes (2)	Dec. 15, 2021		400		554	464
	2.25%	10-year notes (2)	Nov. 15, 2022		250		346	290
	7.63%	30-year debentures	May 15, 2023		150		208	174
	2.95%	10-year notes (2)	Nov. 21, 2024		350		484	406
	2.80%	10-year notes (2)	Sep. 22, 2025		-		350	-
	6.90%	30-year notes (2)	July 15, 2028		475		657	551
	7.38%	30-year debentures (2)	Oct. 15, 2031		200		277	232
	6.25%	30-year notes (2)	Aug. 1, 2034		500		692	581
	6.20%	30-year notes (2)	June 1, 2036		450		623	522
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036		250		346	290
	6.38%	30-year debentures (2)	Nov. 15, 2037		300		415	348
	3.50%	30-year notes (2)	Nov. 15, 2042		250		346	290
	4.50%	30-year notes (2)	Nov. 7, 2043		250		346	290
	3.95%	30-year notes (2)	Sep. 22, 2045		-		400	-
	4.00%	50-year notes (2)	Sep. 22, 2065		-		100	-
Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096		125		173	145
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094		-		842	842
Total notes and debentures							$10,350	$8,546
Other
Commercial paper							458	-
Accounts receivable securitization							-	50
Capital lease obligations							522	670
Total debt, gross							11,330	9,266
Net unamortized discount and debt issuance costs(4) (5)							(903)	(894)
Total debt (6)							10,427	8,372
Less: Current portion of long-term debt							1,442	544
Total long-term debt							$8,985	$7,828

(1)	The Company's notes, debentures and revolving credit facility are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	These floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at December 31, 2015 was 0.53% (0.40% as at December 31, 2014).
(4)	The Company records these notes as a discounted debt of $10 million as at December 31, 2015 ($9 million as at December 31, 2014) using an imputed interest rate of 5.75% (5.75% as at December 31, 2014). The discount of $ 832 million ($833 million as at December 31,2014) is included in Net unamortized discount and debt issuance costs.
(5)	As a result of the retrospective adoption of a new accounting standard in the fourth quarter of 2015, debt issuance costs have been reclassified from assets to Long-term debt. See Note 2 - Recent accounting pronouncements for additional information.
(6)	See Note 17 - Financial instruments for the fair value of debt.

Schedule of Gross Issuance Repayments Commercial Paper

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2015	2014	2013
Issuances of commercial paper		$2,624	$2,443	$3,255
Repayments of commercial paper		(2,173)	(2,720)	(2,987)
Net issuance (repayment) of commercial paper		$451	$(277)	$268

Schedule of Long term debt maturities, including capital lease repayments on debt outstanding for the next five years and thereafter

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2015, for the next five years and thereafter

In millions	Capital leases	Debt	Total
2016 (1)	$223	$1,219	$1,442
2017	174	684	858
2018	9	720	729
2019	10	755	765
2020	16	-	16
2021 and thereafter	90	6,527	6,617
Total	$522	$9,905	$10,427

(1) Current portion of long-term debt.

Schedule Of US Dollar Denominated Debt
In millions	December 31,		2015		2014
Notes and debentures		US$	6,075	US$	6,425
Commercial paper			331		-
Capital lease obligations			274		448
Total amount of US dollar-denominated debt in US$		US$	6,680	US$	6,873
Total amount of US dollar-denominated debt in C$			$9,245		$7,973